SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
1
8
. SUBSEQUENT EVENTS
In October and December 2020, the Company issued the
two instalment
s
of Notes to

K
ey
S
pace
,
and raised proceeds of $7,120 (RMB 48,342) and $3,710 (RMB 25,189)
,

respectively.
In November 2020, the Company entered into one bank borrowing extension agreement with SHRB, pursuant to which the bank extended due date of one borrowing with the principal of RMB 132,000 to
October
202
1
.
In December 2020, the Company entered into two new bank borrowing agreements with SHRB, pursuant to which the Company borrowed RMB 25,929 and RMB8,998, respectively. The Company used the bank borrowings to repay the outstanding bank borrowings.
The Group evaluated subsequent events through February 16, 2021, the date on which these financial statements were issued, and the management determined that other than those that have been disclosed in the consolidated financial statements and subsequent events disclosed above, no subsequent events that require recognition and disclosure in the consolidated financial statements.